State Street Premier Growth Equity VIS Fund Annual Fund Operating Expenses - State Street Premier Growth Equity VIS Fund - Class 1	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):	0.25%	[1]
Expenses (as a percentage of Assets)	0.90%	[1]

[1]	“Other Expenses” and “Total Annual Fund Operating Expenses” have been restated to reflect current fees.